TRANSAMERICA CLASSIC® VARIABLE ANNUITY

TRANSAMERICA CATALYST® VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA-6

Supplement Dated June 1, 2017

to the

Prospectus dated May 1, 2001

Effective on or about June 5, 2017, based on changes to the underlying fund portfolios, the name changes will apply to the applicable subaccounts:

PRIOR SUBACCOUNT NAME	NEW SUBACCOUNT NAME
Janus Aspen Global Research Portfolio	Janus Henderson Global Research Portfolio
Janus Aspen Balanced Portfolio	Janus Henderson Balanced Portfolio

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Classic/Catalyst ® Variable Annuity dated May 1, 2001